Balances and Transactions with Related Parties (Details 1) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Research and development	₪ 68,645		₪ 71,913	₪ 18,777
Marketing, general and administrative	9,706		₪ 5,154	₪ 4,879
USD [Member]
Research and development | $		$ 19,863
Marketing, general and administrative | $		2,808
2017 [Member]
Research and development	1,575
Marketing, general and administrative	1,098
2019 [Member]
Research and development	5,395
Marketing, general and administrative	3,653
2019 [Member] | USD [Member]
Research and development | $		1,561
Marketing, general and administrative | $		$ 1,057
2018 [Member]
Research and development	1,468
Marketing, general and administrative	₪ 1,252